GSK plc ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 95.6%
Health Care — 95.6%
GSK plc, ADR
(Cost $497,701) .......................................................................................................... 13,617 $ 751,522
Short-Term Investment
— 3.5%
Money Market Funds — 3.5%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $27,882) ........................................................................................................... 27,882 27,882
Total Investments — 99.1%
(Cost $525,583) 779,404
Assets in excess of Other Liabilities,
Net — 0.9% 7,057
Net Assets — 100% $ 786,461
_______________
(a)
Reflects the 7-day yield at March 31, 2026.
ADR: American Depositary Receipt
PLC: Public Limited Company
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 732,506 GBP 555,484 $ 13 $ —
CIBC 04/01/26 GBP 555,484 USD 733,139 620 —
CIBC 04/02/26 GBP 560,003 USD 738,450 — (29)
Total Unrealized Appreciation/(Depreciation) $ 633
$ (29)
* The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling